Geographical Sales and Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Geographical Sales and Segments [Abstract]
Schedule of Sales by Geographical Area

Information for the Company’s sales by geographical area for the three and nine months ended September 30, 2025 and 2024 are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Domestic Sales	$22,975,249	$18,666,444	$65,490,257	$62,719,017
International Sales	426,348	167,649	1,308,690	1,855,927
Total	$23,401,597	$18,834,093	$66,798,947	$64,574,944

Information for the Company’s sales by geographical area for the years ended December 31, 2024 and 2023 are as follows:

	For the years ended December 31,
	2024	2023
Domestic Sales	$82,249,656	$89,649,354
International Sales	1,695,005	683,886
Total	$83,944,661	$90,333,240